Cash and Cash Equivalents (Details) - Ukraine [Member] - USD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 456	$ 429
Short-term deposits	$ 170	$ 195